Product Warranty Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Product Warranty Liability [Abstract]
Estimated cost of warrant liability per unit (in Dollars per share)	$ 6
Average battery life	5 years	5 years
Inflationary increase in product price	3.90%	3.80%
Percentage of discount rate	5.50%	5.20%
Estimated cost (in Dollars)		$ 6